Revenue - Summary of Company's Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 23,762	$ 18,884	$ 57,090	$ 45,579	$ 74,007	$ 32,926	$ 23,955
United States
Disaggregation of Revenue [Line Items]
Revenue	21,743	15,682	52,852	37,400	63,519	30,690	19,394
Canada
Disaggregation of Revenue [Line Items]
Revenue	$ 2,009	$ 2,968	$ 4,170	$ 7,475	9,555	1,351	4,474
Other
Disaggregation of Revenue [Line Items]
Revenue					$ 933	$ 885	$ 87